Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

	December 31, 2019	December 31, 2018
Trade receivables	$4,560	$6,126
Value added taxes receivable	636	1,465
Other receivables	73	121

	$5,269	$7,712